EQUITY - Schedule Of Options to Purchase Class A Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	29,069,000	30,227,000,000
Unvested (in shares)	14,725,000	17,140,000,000
Number of share options outstanding in share-based payment arrangement	43,794,000	47,367,000,000
US$10.30 - US$15.35 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	2 months 12 days	1 year
C$11.77 | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	629,000	2,254,000,000
Unvested (in shares)	0	0
Number of share options outstanding in share-based payment arrangement	629,000	2,254,000,000
US$16.81 - US$20.39 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	2 years 9 months 18 days
Range two | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	10,238,000	11,860,000,000
Unvested (in shares)	0	1,131,000,000
Number of share options outstanding in share-based payment arrangement	10,238,000	12,991,000,000
US$22.50 - US$26.93 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	5 years	5 years 10 months 24 days
Range three | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	14,473,000	14,280,000,000
Unvested (in shares)	3,856,000	7,010,000,000
Number of share options outstanding in share-based payment arrangement	18,329,000	21,290,000,000
US$29.48 - US$38.64 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	7 years 2 months 12 days	8 years 2 months 12 days
Exercise Price Range Four [Member] | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	3,083,000	1,833,000,000
Unvested (in shares)	4,173,000	5,672,000,000
Number of share options outstanding in share-based payment arrangement	7,256,000	7,505,000,000
US$43.43 - US$45.21 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	8 years 8 months 12 days
Exercise Price Range Five [Member] | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	646,000	0
Unvested (in shares)	6,696,000	3,327,000,000
Number of share options outstanding in share-based payment arrangement	7,342,000	3,327,000,000
US$15.58 - US$20.39 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options		3 years 9 months 18 days
US$45.21 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options		$ 45.21
Weighted average remaining contractual life of outstanding share options		9 years 2 months 12 days
Bottom of range | US$10.30 - US$15.35 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 10.30	$ 10.30
Bottom of range | US$16.81 - US$20.39 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	16.81
Bottom of range | US$22.50 - US$26.93 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	22.50	22.50
Bottom of range | US$29.48 - US$38.64 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	29.48	29.48
Bottom of range | US$43.43 - US$45.21 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	43.43
Bottom of range | US$15.58 - US$20.39 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options		15.58
Top of range | US$10.30 - US$15.35 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	15.35	15.35
Top of range | US$16.81 - US$20.39 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	20.39
Top of range | US$22.50 - US$26.93 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	26.93	26.93
Top of range | US$29.48 - US$38.64 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	38.64	38.64
Top of range | US$43.43 - US$45.21 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 45.21
Top of range | US$15.58 - US$20.39 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options		$ 20.39